Schedule of depreciation methods and rates of property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation methods and rates	5 - 25 years straight-line
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation methods and rates	20% declining balance
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation methods and rates	30% declining balance
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation methods and rates	over the lesser of the term of the lease and the useful life of the underlying asset
Buildings [member]
IfrsStatementLineItems [Line Items]
Depreciation methods and rates	over the lesser of the term of the lease and the useful life of the underlying asset